Income Taxes - Additional Information (Details)			12 Months Ended
	Apr. 01, 2018 HKD ($)	Jan. 01, 2008	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 KYD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 KYD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 KYD ($)	Dec. 31, 2018 HKD ($)
Income Tax Examination [Line Items]
Income tax expenses | ¥
Significant unrecognized uncertain tax positions | ¥			¥ 0			¥ 0			¥ 0
PRC Entities
Income Tax Examination [Line Items]
Effective income tax rate			25.00%	25.00%	25.00%
Operating loss carryforwards | ¥			¥ 3,056,123,000
PRC Entities | Minimum
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
PRC Entities | Maximum
Income Tax Examination [Line Items]
Operating loss carryforwards, expiration date			Dec. 31, 2030	Dec. 31, 2030	Dec. 31, 2030
Subsidiaries [Member] | PRC Entities
Income Tax Examination [Line Items]
Effective income tax rate		25.00%
Subsidiaries [Member] | Shanghai VIE
Income Tax Examination [Line Items]
Preferential tax rate percentage		15.00%
CAYMAN ISLANDS
Income Tax Examination [Line Items]
Taxable income				$ 0			$ 0			$ 0
Income tax expenses				$ 0			$ 0			$ 0
HONG KONG | Subsidiaries [Member] | Sunny Education (HK) Limited
Income Tax Examination [Line Items]
Taxable income					$ 0			$ 0			$ 0
Income tax expenses					$ 0			$ 0			$ 0
Assessable profit benchmark	$ 2,000,000
HONG KONG | Subsidiaries [Member] | Sunny Education (HK) Limited | Minimum
Income Tax Examination [Line Items]
Effective income tax rate	8.25%
HONG KONG | Subsidiaries [Member] | Sunny Education (HK) Limited | Maximum
Income Tax Examination [Line Items]
Effective income tax rate	16.50%